Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 09, 2022 USD ($) $ / shares shares	Jan. 14, 2022 USD ($) installment	Mar. 31, 2022 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 28, 2022 USD ($)	Apr. 30, 2021 USD ($)
Subsequent Event [Line Items]
Repayment of credit facility				$ 20,058	$ 7,333	$ 4,670
Credit facility
Subsequent Event [Line Items]
Amount borrowed								$ 10,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock shares exchanged | shares			694,062
Common stock shares converted | shares			9,926,563
Subsequent Event | Common Stock C
Subsequent Event [Line Items]
Common stock shares exchanged | shares			694,062
Subsequent Event | Series A Redeemable preferred units
Subsequent Event [Line Items]
Amount of redeemed series A preferred equity units	$ 134,698
Redemption premium of series A preferred equity units	8,265
Units exchange for SilverBox Class C Common Stock	$ 26,203
Subsequent Event | Common Class B
Subsequent Event [Line Items]
Number of common units entitled to vote | shares	21,241,250
Common stock shares converted | shares			9,926,563
Subsequent Event | SilverBox Engaged Merger Corp I
Subsequent Event [Line Items]
Business combination, transaction value	$ 1,839,815
Proceeds from reverse capitalization after repayment of outstanding debt	126,810
Transaction related expenses	$ 29,464
Subsequent Event | SilverBox Engaged Merger Corp I | Continuing Unitholders | Common units
Subsequent Event [Line Items]
Business combination, number of shares | shares	139,106,323
Subsequent Event | SilverBox Engaged Merger Corp I | Continuing Unitholders | Common Class B
Subsequent Event [Line Items]
Aggregate value	$ 1,391,000
Subsequent Event | PubCo Engaged Merger Corp I | Continuing Unitholders
Subsequent Event [Line Items]
Tax savings payable (as a percent)	85.00%
Subsequent Event | Notes payable
Subsequent Event [Line Items]
Amount borrowed		$ 1,599
Interest rate		1.30%
Debt Instrument, Number of Annual Installments | installment		4
Subsequent Event | Credit facility | PubCo Engaged Merger Corp I
Subsequent Event [Line Items]
Repayment of credit facility	$ 8,000
Subsequent Event | Promissory note
Subsequent Event [Line Items]
Amount borrowed							$ 5,000
Subsequent Event | Promissory note | PubCo Engaged Merger Corp I
Subsequent Event [Line Items]
Repayment of notes payable	$ 15,000
Subsequent Event | Common Class A | SilverBox Engaged Merger Corp I
Subsequent Event [Line Items]
Business combination, number of shares | shares	7,629,317
Aggregate value	$ 76,293
Deemed price | $ / shares	$ 10.00
Subsequent Event | Common Stock C | SilverBox Engaged Merger Corp I
Subsequent Event [Line Items]
Business combination, number of shares | shares	30,000,000
Aggregate value	$ 300,000
Deemed price | $ / shares	$ 10.00
Subsequent Event | Common Class B | SilverBox Engaged Merger Corp I | Common Class A
Subsequent Event [Line Items]
Business combination, number of shares | shares	5,244,993
Aggregate value	$ 52,450
Deemed price | $ / shares	$ 10.00
Subsequent Event | Common Class B | SilverBox Engaged Merger Corp I | Common Stock C
Subsequent Event [Line Items]
Business combination, number of shares | shares	1,241,250
Aggregate value	$ 12,413
Deemed price | $ / shares	$ 10.00